Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Designated financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2024 and 2025 are as follows:

	2024		2025	Reason for designation
Derivative-linked securities sold	~~W~~	7,959,176	6,090,215	Compound financial instrument
Debt securities issued		261,299	287,849	Fair value measurement and management

	~~W~~	8,220,475	6,378,064

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Summary of contractual maturity
(b)
The difference between the carrying amount of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2024 and 2025 are as follows:

	2024		2025
Expiration payment	~~W~~	8,001,931	6,140,775
Carrying amount		8,220,475	6,378,064

Difference from carrying amount	~~W~~	(218,544)	(237,289)